THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2008.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: June 30, 2008

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler     New York, New York    November 24, 2008
-------------------     ------------------    ---------------
(Signature)             (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manaer are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $385,710 (thousands)

Confidential information has been omitted from this public Form 13F report and filed seperately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


                                                                FORM 13F INFORMATION TABLE
Amended Filing For Quarter Ended: 6/30/08        Name of Reporting Manager:  Sandell Asset Management

                                                                                                                   Item 8:
Item 1:                   Item 2 :         Item 3:      Item 4:    Item 5:      Item 6:    Item 7:      Voting Authority (Shares)
Name of Issuer         Title of Class      CUSIP      Fair Market Shares or     Investment Managers     (a)        (b)       (c)
                                           Number        Value    Principal     Discretion See Instr. V Sole       Shared    None
                                                       (X$1000)    Amount

AXCELIS TECHNOLOGIES INC     COM           054540109      5,013   1,027,348 SHS    SOLE                 1,027,348   -         -
CHOICEPOINT INC              COM           170388102     89,933   1,865,820 SHS    SOLE                 1,865,820   -         -
DRS TECHNOLOGIES INC         COM           23330X100    125,676   1,596,490 SHS    SOLE                 1,596,490   -         -
ELECTRONIC DATA SYS NEW      COM           285661104    165,088   6,700,000 SHS    SOLE                 6,700,000   -         -

                                          Value Total: $385,710

                                          Entry Total:        4

